SCHEDULE II - Condensed Financial Information Of Registrant	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
SCHEDULE II - Condensed Financial Information Of Registrant
SCHEDULE II — CONDENSED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
THE PROGRESSIVE CORPORATION (PARENT COMPANY)
(millions)

	Years Ended December 31,
	2017	2016	2015
Revenues
Dividends from subsidiaries	$867.3	$375.5	$852.5
Undistributed income (loss) from subsidiaries	866.3	741.9	500.0
Equity in net income of subsidiaries*	1,733.6	1,117.4	1,352.5
Intercompany investment income*	11.3	5.5	3.9
Gains (losses) on extinguishment of debt	0.2	1.6	(0.9)
Total revenues	1,745.1	1,124.5	1,355.5
Expenses
Interest expense	151.1	140.4	136.1
Deferred compensation[1]	23.2	5.3	5.3
Other operating costs and expenses	4.6	4.2	5.4
Total expenses	178.9	149.9	146.8
Income before income taxes	1,566.2	974.6	1,208.7
Benefit for income taxes	26.0	56.4	58.9
Net income attributable to Progressive	1,592.2	1,031.0	1,267.6
Other comprehensive income (loss)	348.8	133.0	(222.7)
Comprehensive income attributable to Progressive	$1,941.0	$1,164.0	$1,044.9

* Eliminated in consolidation.

[1] See Note 4 – Employee Benefit Plans in these condensed financial statements.
See notes to condensed financial statements.
CONDENSED BALANCE SHEETS
THE PROGRESSIVE CORPORATION (PARENT COMPANY)
(millions)

	December 31,
	2017	2016
Assets
Investment in affiliate	$5.0	$5.0
Investment in subsidiaries*	11,721.3	10,280.9
Receivable from investment subsidiary*	1,466.1	1,121.9
Intercompany receivable*	578.6	443.3
Net deferred income taxes	67.1	97.1
Other assets	167.3	137.3
Total assets	$14,005.4	$12,085.5
Liabilities and Shareholders’ Equity
Accounts payable, accrued expenses, and other liabilities	$292.6	$228.4
Dividend payable	655.1	395.4
Debt	3,269.2	3,020.9
Total liabilities	4,216.9	3,644.7
Redeemable noncontrolling interest (NCI)	503.7	483.7
Shareholders’ Equity
Common shares, $1.00 par value (authorized 900.0; issued 797.5 including treasury shares of 215.8 and 217.6)	581.7	579.9
Paid-in capital	1,389.2	1,303.4
Retained earnings	6,031.7	5,140.4
Total accumulated other comprehensive income attributable to Progressive	1,282.2	933.4
Total shareholders’ equity	9,284.8	7,957.1
Total liabilities, redeemable NCI, and shareholders’ equity	$14,005.4	$12,085.5

*Eliminated in consolidation.
See notes to condensed financial statements.
CONDENSED STATEMENTS OF CASH FLOWS
THE PROGRESSIVE CORPORATION (PARENT COMPANY)
(millions)

	Years Ended December 31,
	2017	2016	2015
Cash Flows From Operating Activities:
Net income attributable to Progressive	$1,592.2	$1,031.0	$1,267.6
Adjustments to reconcile net income attributable to Progressive to net cash provided by operating activities:
Undistributed (income) loss from subsidiaries	(866.3)	(741.9)	(500.0)
Amortization of equity-based compensation	2.1	2.2	2.4
(Gains) losses on extinguishment of debt	(0.2)	(1.6)	0.9
Changes in:
Intercompany receivable	(71.3)	(37.3)	7.0
Accounts payable, accrued expenses, and other liabilities	53.6	24.2	(46.2)
Income taxes	37.3	(5.0)	12.3
Other, net	(22.6)	(13.3)	(3.1)
Net cash provided by operating activities	724.8	258.3	740.9
Cash Flows From Investing Activities:
Additional investments in equity securities of consolidated subsidiaries	(86.7)	(112.0)	(40.2)
Acquisition of an insurance company	(18.7)	0	0
Acquisition of ARX	0	0	(890.1)
(Paid to) received from investment subsidiary	(344.2)	78.6	409.1
Net cash used in investing activities	(449.6)	(33.4)	(521.2)
Cash Flows From Financing Activities:
Net proceeds from debt issuance	841.1	495.6	394.9
Reacquisitions of debt	(594.4)	(18.2)	(19.3)
Dividends paid to shareholders	(395.4)	(519.0)	(403.6)
Acquisition of treasury shares for restricted stock tax liabilities	(57.6)	(25.1)	(30.6)
Acquisition of treasury shares acquired in open market	(4.9)	(167.4)	(177.9)
Loan to ARX Holding Corp.[1]	(64.0)	0	0
Tax benefit from vesting of equity-based compensation	0	9.2	16.8
Net cash used in financing activities	(275.2)	(224.9)	(219.7)
Change in cash, cash equivalents, and restricted cash	0	0	0
Cash, cash equivalents, restricted cash - Beginning of year	0	0	0
Cash, cash equivalents, restricted cash - End of year	$0	$0	$0

[1] Eliminated in consolidation. See Note 4 – Debt in our Annual Report.
See notes to condensed financial statements.
NOTES TO CONDENSED FINANCIAL STATEMENTS
The accompanying condensed financial statements of The Progressive Corporation (parent company) should be read in conjunction with the consolidated financial statements and notes thereto in the Annual Report to Shareholders of The Progressive Corporation and its subsidiaries, which is included as Exhibit 13 to this Form 10-K.
Note 1. Statements of Cash Flows — For the purpose of the Statements of Cash Flows, cash includes only bank demand deposits. The Progressive Corporation does not hold any cash but has unrestricted access to funds maintained in a non-insurance, investment subsidiary to meet its holding company obligations; at year-end 2017 and 2016, $1.6 billion and $1.3 billion, respectively, of marketable securities were available in this subsidiary. Non-cash activity includes declared but unpaid dividends, the transfer of the previous 5% ownership interest in ARX to The Progressive Corporation from an investment subsidiary in 2015, and the change in redemption value of the redeemable NCI. For the years ended December 31, The Progressive Corporation paid the following:

(millions)	2017	2016	2015
Income taxes	$669.7	$450.2	$625.0
Interest	142.2	134.2	128.2
Note 2. Income Taxes — The Progressive Corporation files a consolidated federal income tax return with all eligible subsidiaries and acts as an agent for the consolidated tax group when making payments to the Internal Revenue Service. Since The Progressive Corporation owns less than 80% of ARX’s outstanding stock, ARX and its subsidiaries are not eligible to file on a consolidated basis with The Progressive Corporation. The Progressive Corporation consolidated group’s net income taxes currently payable/recoverable are included in other liabilities/assets, respectively, in the accompanying Condensed Balance Sheets based on the balance at the end of the year. The Progressive Corporation and its eligible subsidiaries have adopted, pursuant to a written agreement, a method of allocating consolidated federal income taxes. Amounts allocated to the eligible subsidiaries under the written agreement are included in “Intercompany Receivable” in the accompanying Condensed Balance Sheets.
On December 22, 2017, legislation commonly known as the Tax Cuts and Jobs Act of 2017 (the “Tax Act”) was signed into law. One of the provisions of the Tax Act reduced the corporate federal income tax rate from 35% to 21% effective January 1, 2018. Pursuant to current accounting guidance, all deferred tax assets and liabilities were revalued to recognize the tax rate that is expected to apply when the tax effects are ultimately recognized in future periods. The impact of revaluing the deferred tax assets and liabilities from 35% to 21% was a net increase to The Progressive Corporation’s income tax expense of $44.7 million.
Note 3. Debt — The information relating to debt is incorporated by reference from Note 4 – Debt in our Annual Report.
Note 4. Employee Benefit Plans — The information relating to incentive compensation plans and deferred compensation is incorporated by reference from Note 9 – Employee Benefit Plans in our Annual Report.
Note 5. Other Comprehensive Income — On the condensed Statements of Comprehensive Income, other comprehensive income represents activity of the subsidiaries of The Progressive Corporation and includes net unrealized gains (losses) on securities, net unrealized gains on forecasted transactions, and foreign currency translation adjustments.
Note 6. Dividends — The information relating to our dividend policy is incorporated by reference from Note 14 – Dividends in our Annual Report.